INVENTORY, NET	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
INVENTORY, NET	INVENTORY, NET

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Raw materials and consumables	$829	$857
Work in progress	775	713
Finished goods and other (1)	1,223	992
Carrying amount of inventories	$2,827	$2,562
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(1)Finished goods and other primarily comprises finished goods inventory at the Corporation’s advanced energy storage operation and engineered components manufacturing operation.